ACCOUNTS RECEIVABLE, NET	9 Months Ended
Sep. 30, 2016
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	September 30,	December 31,
	2016	2015
Casino	$435,927	$466,259
Hotel	3,000	8,427
Other	5,323	7,698

Sub-total	444,250	482,384
Less: allowance for doubtful debts	(254,943)	(210,757)

	$189,307	$271,627

During the nine months ended September 30, 2016 and 2015, the Group has provided allowance for doubtful debts, net of recoveries of $51,797 and $26,806 and has directly written off accounts receivable of $3,039 and $129, respectively.